INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	September 30,	December 31,
	2015	2014
	Unaudited

Raw materials	$283	$68
Finished products	32	166

	$315	$234

	December 31,
	2014	2013

Raw materials	$68	$-
Finished products	166	-

	$234	$-